Directors' and key management remuneration - Summary of aggregate remuneration calculated in accordance with UK companies act 2006 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Directors And Key Management Remuneration [Abstract]
Emoluments	$ 7,524	$ 9,069	$ 8,339
Long-term incentive plans	4,748	2,923	4,685
Total	12,272	11,992	13,024
Pension contributions: defined contribution plans	42	80	135
Gains made on exercise of share options	$ 0	$ 107	$ 0